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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09347

Columbia Funds Master Investment Trust LLC
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
May 31, 2011 (Unaudited)	Columbia International Value Master Portfolio

	Shares	Value ($)*
Common Stocks — 97.7%
CONSUMER DISCRETIONARY — 8.7%
Automobiles — 2.9%
Nissan Motor Co., Ltd.	1,330,900	13,398,192
Renault SA	125,200	7,102,508
Toyota Motor Corp.	773,400	32,327,651
Automobiles Total		52,828,351
Household Durables — 1.3%
Sony Corp.	897,900	24,036,316
Household Durables Total		24,036,316
Media — 1.3%
ITV PLC (a)	19,298,976	22,556,103
Media Total		22,556,103
Multiline Retail — 1.7%
Marks & Spencer Group PLC, ADR	2,281,340	29,957,188
Multiline Retail Total		29,957,188
Specialty Retail — 1.5%
Kingfisher PLC	5,759,000	27,198,565
Specialty Retail Total		27,198,565
CONSUMER DISCRETIONARY TOTAL		156,576,523
CONSUMER STAPLES — 12.7%
Food & Staples Retailing — 9.0%
Carrefour SA	891,160	39,474,361
J Sainsbury PLC	4,965,329	28,228,479
Koninklijke Ahold NV	2,496,732	35,599,897
Seven & I Holdings Co., Ltd.	1,041,300	27,697,758
Wm. Morrison Supermarkets PLC	6,214,365	31,035,892
Food & Staples Retailing Total		162,036,387
Food Products — 2.0%
Unilever NV	1,094,549	35,724,740
Food Products Total		35,724,740
Tobacco — 1.7%
Japan Tobacco, Inc.	7,907	30,603,539
Tobacco Total		30,603,539
CONSUMER STAPLES TOTAL		228,364,666
ENERGY — 7.6%
Oil, Gas & Consumable Fuels — 7.6%
BP PLC	3,064,170	23,607,451
ENI SpA	2,337,087	56,032,589
Petroleo Brasileiro SA, ADR	285,143	8,913,570

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Total SA	842,181	48,515,649
Oil, Gas & Consumable Fuels Total		137,069,259
ENERGY TOTAL		137,069,259
FINANCIALS — 17.9%
Capital Markets — 1.7%
Deutsche Bank AG, Registered Shares	198,375	11,823,211
UBS AG, Registered Shares (a)	975,930	18,697,029
Capital Markets Total		30,520,240
Commercial Banks — 8.2%
Barclays PLC	4,818,407	21,928,043
Sumitomo Mitsui Trust Holdings, Inc.	1,436,000	4,955,874
HSBC Holdings PLC	983,039	10,265,341
Intesa Sanpaolo SpA	8,435,186	21,886,746
Mitsubishi UFJ Financial Group, Inc.	4,958,431	22,867,067
Mizuho Financial Group, Inc.	11,539,600	18,110,393
Natixis (a)	2,404,246	13,521,481
San-In Godo Bank Ltd.	233,000	1,527,386
Sumitomo Mitsui Financial Group, Inc.	781,042	22,574,871
UniCredit SpA	3,651,500	8,297,442
Yamaguchi Financial Group, Inc.	145,000	1,299,067
Commercial Banks Total		147,233,711
Insurance — 8.0%
Aegon NV (a)	4,527,957	31,681,670
MS & AD Insurance Group Holdings	1,296,000	30,341,564
NKSJ Holdings, Inc.	2,857,000	18,089,978
Swiss Re Ltd. (a)	591,500	35,195,949
Tokio Marine Holdings, Inc.	1,021,900	28,087,268
Insurance Total		143,396,429
FINANCIALS TOTAL		321,150,380
HEALTH CARE — 12.9%
Pharmaceuticals — 12.9%
Astellas Pharma, Inc.	635,900	24,250,035
AstraZeneca PLC	611,885	31,983,138
Daiichi Sankyo Co., Ltd.	852,600	16,547,642
GlaxoSmithKline PLC	1,716,048	37,262,250
Ono Pharmaceutical Co., Ltd.	696,700	36,637,236
Sanofi SA	617,886	48,923,752
Taisho Pharmaceutical Co., Ltd.	382,000	8,716,539

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Takeda Pharmaceutical Co., Ltd.	565,400	26,855,107
Pharmaceuticals Total		231,175,699
HEALTH CARE TOTAL		231,175,699
INDUSTRIALS — 1.0%
Commercial Services & Supplies — 1.0%
Dai Nippon Printing Co., Ltd.	1,555,000	17,837,266
Commercial Services & Supplies Total		17,837,266
INDUSTRIALS TOTAL		17,837,266
INFORMATION TECHNOLOGY — 12.0%
Communications Equipment — 3.2%
Alcatel-Lucent (a)	2,565,100	14,481,496
Nokia Oyj	2,463,665	16,840,930
Telefonaktiebolaget LM Ericsson, Class B	1,766,068	26,127,086
Communications Equipment Total		57,449,512
Electronic Equipment, Instruments & Components — 3.5%
FUJIFILM Holdings Corp.	890,505	26,424,863
TDK Corp.	185,000	9,790,790
TE Connectivity Ltd.	740,543	27,274,199
Electronic Equipment, Instruments & Components Total		63,489,852
Office Electronics — 2.3%
Canon, Inc.	855,200	41,069,574
Office Electronics Total		41,069,574
Semiconductors & Semiconductor Equipment — 3.0%
Rohm Co., Ltd.	487,300	27,903,315
STMicroelectronics NV	2,348,200	26,233,455
Semiconductors & Semiconductor Equipment Total		54,136,770
INFORMATION TECHNOLOGY TOTAL		216,145,708
MATERIALS — 1.5%
Construction Materials — 1.5%
Cemex SAB de CV, ADR (a)	2,675,692	23,037,708
Italcementi SpA, Savings Shares	890,500	4,413,548
Construction Materials Total		27,451,256
MATERIALS TOTAL		27,451,256
TELECOMMUNICATION SERVICES — 20.4%
Diversified Telecommunication Services — 17.1%
Brasil Telecom SA, ADR (Ordinary)	199,977	2,183,749
Brasil Telecom SA, ADR (Preference)	352,511	10,829,138
Deutsche Telekom AG, Registered Shares	2,988,200	44,422,275
France Telecom SA	1,838,170	42,060,421

	Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Nippon Telegraph & Telephone Corp.	942,500	44,351,621
Portugal Telecom SGPS SA, ADR	2,106,976	23,092,457
Swisscom AG, ADR	492,200	22,644,990
Tele Norte Leste Participacoes SA, ADR	691,100	12,349,957
Telecom Corp. of New Zealand Ltd., ADR	1,390,604	13,683,543
Telecom Italia SpA	13,971,910	19,815,417
Telecom Italia SpA, Savings Shares	32,972,210	40,332,746
Telefonica SA, ADR	697,443	16,968,788
Telefonos de Mexico SA de CV, ADR, Class L	828,832	14,802,940
Diversified Telecommunication Services Total		307,538,042
Wireless Telecommunication Services — 3.3%
SK Telecom Co., Ltd.	160,077	23,569,932
SK Telecom Co., Ltd., ADR	388,039	6,864,410
Tim Participacoes SA, ADR	127,738	6,250,220
Vivo Participacoes SA, ADR	228,230	10,297,738
Vodafone Group PLC	4,677,390	12,999,525
Wireless Telecommunication Services Total		59,981,825
TELECOMMUNICATION SERVICES TOTAL		367,519,867
UTILITIES — 3.0%
Electric Utilities — 3.0%
Centrais Electricas Brasileiras SA, ADR	2,512,340	36,253,066
Korea Electric Power Corp., ADR (a)	1,294,050	17,780,247
Electric Utilities Total		54,033,313
UTILITIES TOTAL		54,033,313

Total Common Stocks (cost of $1,897,527,383)		1,757,323,937

Rights — 0.1%
FINANCIALS — 0.1%
Commercial Banks — 0.1%
Intesa Sanpaolo SpA (a)
Expires 06/10/11	8,435,186	1,491,892
FINANCIALS TOTAL		1,491,892
Commercial Banks Total		1,491,892

Total Rights (cost of $—)		1,491,892

Value ($)
Total Investments — 97.8% (cost of $1,897,527,383)(b)(c)	1,758,815,829

Other Assets & Liabilities, Net — 2.2%	40,172,200

Net Assets — 100.0%	1,798,988,029

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Master Portfolio’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Master Portfolio’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Master Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Master Portfolio categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Master Portfolio’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Master Portfolio has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Master Portfolio’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.  The Master Portfolio uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Master Portfolio’s investments as of May 31, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$—	$156,576,523	$—	$156,576,523
Consumer Staples	—	228,364,666	—	228,364,666
Energy	8,913,570	128,155,689	—	137,069,259
Financials	—	321,150,380	—	321,150,380
Health Care	—	231,175,699	—	231,175,699
Industrials	—	17,837,266	—	17,837,266
Information Technology	27,274,199	188,871,509	—	216,145,708
Materials	23,037,708	4,413,548	—	27,451,256
Telecommunication Services	117,322,940	250,196,927	—	367,519,867
Utilities	54,033,313	—	—	54,033,313
Total Common Stocks	230,581,730	1,526,742,207	—	1,757,323,937
Total Rights	—	1,491,892	—	1,491,892
Total Investments	$230,581,730	$1,528,234,099	$—	$1,758,815,829

The Master Portfolio’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $1,897,527,383.
(c)	Unrealized appreciation and depreciation at May 31, 2011 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$233,698,364	$(372,409,918)	$(138,711,554)

Acronym	Name

ADR	American Depositary Receipt

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Master Investment Trust LLC

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	July 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	July 22, 2011

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	July 22, 2011